Investment Managers Series Trust III

235 West Galena Street

Milwaukee, Wisconsin 53212

February 29, 2024

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust III (the “Registrant”) File No. 333-79858 and 811-08544 on behalf of the FPA New Income Fund

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(1) for purpose of adding Investor Shares of the Fund and making other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

Please direct your comments regarding this Post-Effective Amendment to the undersigned at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane Drake
Secretary